Prepaid Expenses	12 Months Ended
Dec. 31, 2018
Prepaid Expenses [Abstract]
PREPAID EXPENSES

NOTE 8: PREPAID EXPENSES

Composition:

	December 31,
	2018	2017
	U.S. dollars in thousands

Government authorities (*)	11	15
Prepaid expenses	51	85
Other	11	12

	73	112

(*)	The government authorities and others are monetary items which are denominated or linked is NIS.

The carrying amount of other accounts receivable is a reasonable approximation of the fair value because the effect of discounting is immaterial.